Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of ESOP expense
	2016	2015

Allocated shares	$59,838	$57,420
Shares committed for allocation	3,934	3,820
Unearned shares	17,237	21,171

Total ESOP shares	81,009	82,411

Fair value of unearned shares at December 31	$517,110	$556,374